OTHER TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2013
OTHER TAXES PAYABLE
Schedule of Other Taxes Payable

	As of December 31,
	2012	2013
	RMB	RMB

VAT payable	10,618	16,526
Business taxes payable	15,691	18,544
Individual income taxes withheld (1)	944	1,143
Real estate taxes payable	41	41
	27,294	36,254

(1)         The Group is required to withhold PRC individual income taxes on employees’ payroll for remittance to the tax authorities.